Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]

Computation of basic and diluted earnings per share

in € m.	2017	2016	2015
Net income (loss) attributable to Deutsche Bank shareholders – numerator for basic earnings per share[1]	(1,049)	(1,678)	(7,022)
Effect of dilutive securities:
Forwards and options	0	0	0
Convertible debt	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share[1]	(1,049)	(1,678)	(7,022)
Number of shares in million
Weighted-average shares outstanding – denominator for basic earnings per share	1,967.7	1,555.3	1,555.1
Effect of dilutive securities:
Forwards	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	0.0	0.0	0.0
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions – denominator for diluted earnings per share	1,967.7	1,555.3	1,555.1

[1]Earnings were adjusted by € 298 million and € 276 million and € 228 million net of tax for the coupons paid on Additional Tier 1 Notes in April 2017, April 2016 and April 2015.

Instruments outstanding and not included in the calculation of diluted earnings per share [text block table]

Instruments outstanding and not included in the calculation of diluted earnings per share[1]

Number of shares in m.	2017	2016	2015
Call options sold	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	104.4	69.6	52.5

[1]Not included in the calculation of diluted earnings per share, because to do so would have been anti-dilutive.